Basis of Presentation and Principles of Consolidation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment	Jun. 30, 2013 Halkos [Member]	Jun. 30, 2013 IPO [Member]	Jun. 30, 2012 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Jun. 30, 2012 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2011 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Jun. 30, 2012 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Dec. 31, 2011 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Dec. 31, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Jan. 01, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Jun. 30, 2012 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Jun. 30, 2012 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2011 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Jun. 30, 2012 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Accounts Payable [Member] Cost of Sales [Member]	Dec. 31, 2011 Duplicate Accruals for receipt of raw material [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Jun. 30, 2012 Workers Compensation Insurance [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Cost of Sales [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Jan. 01, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Dec. 31, 2012 Insurance Receivables [Member] Restatement Adjustment [Member] Insurance Receivable [Member]	Dec. 31, 2012 Insurance Receivables [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Consolidation And Basis Of Presentation [Line Items]
Common stock, shares issued				8,050,000
Percentage of common stock share outstanding			61.50%
Number of reportable segments	3	3
Percentage of ownership, equity method investment																										20.00%	20.00%	50.00%	50.00%
Overstated (understated) amount					$ 50	$ (388)	$ (148)	$ (297)	$ 811	$ 423	$ 275	$ (22)	$ 1,007	$ 1,007	$ 389	$ 1,396	$ 389	$ 298	$ 44	$ 733	$ (7,225)	$ (7,225)	$ (5,725)	$ (984)	$ (984)